Prepaid Deposits for Acquisitions	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Prepaid Deposits For Acquisitions
Prepaid Deposits for Acquisitions

NOTE 3 – PREPAID DEPOSITS FOR ACQUISITIONS

The Company had prepaid deposits of $55,297 and $23,200 at March 31, 2018 and at December 31, 2017, respectively. Prepaid deposits of $55,297 at March 31, 2018 consisted of (i) $35,297 prepayment for the acquisition of an entity named Global Institute of Vocational Education, located in Australia, specializing in designing, implementing and maintaining B2B software solutions for Anvia eco-system for tradesmen in Australia and globally; and (ii) $20,000 prepayment towards acquisition of an entity named All Crescent Sdn Bhd located in Malaysia. Prepaid deposits at December 31, 2017 consisted of (i) 20,000 prepaid to a third party towards acquisition of an entity named All Crescent Sdn Bhd located in Malaysia, and (ii) $3,200 prepayment towards acquisition of Global Institute of Vocational Education.

NOTE 3 – PREPAID DEPOSITS FOR ACQUISITIONS

The Company has prepaid deposits for acquisitions of $32,000 and $0 at December 31, 2017 and 2016, respectively. Prepaid deposits consist of (a) $20,000 prepaid to a third party for performing due diligence on an entity All Crescent Sdn Bhd (“All Crescent”) located in Malaysia for future acquisition; and (b) $12,000 prepaid deposits for future potential acquisition of a vocational college named Global Institute of Vocational Education, located in Australia. The Company anticipates completing the due diligence and expects to complete the acquisitions by April 30, 2018.

On March 22, 2017, Anvia entered into a non-binding preliminary agreement with All Crescent and agreed to pay a consideration of $200,000 in exchange for obtaining 51% equity stake in All Crescent. At the time of closing of All Crescent, among other things, All Crescent shall (a) own 100% of the issued and outstanding capital stock of Sage Interactive Sdn Bhd and 100% of the issued and outstanding capital stock of Sage Interactive MSC Sdn Bhd (collectively “Sage Interactive”); and (b) own 5% of the issued and outstanding capital stock of Celex Media Sdn Bhd (“Celex”). Sage Interactive and Celex are Malaysian companies that own the “Learning Management System and Applications” technology and specialize in developing and providing learning management technologies, learning solutions and eContent. Celex operates as digital content aggregator, e-learning platform provider and distributor of e-books, e-magazines and e-textbooks. Upon consummation of the proposed acquisition of All Crescent, All Crescent shall become a majority-owned subsidiary of Anvia. Management has completed the due diligence of this acquisition and is negotiating the final purchase price of this acquisition. No formal agreements have been executed as of the date of this report.

On October 10, 2017, Anvia paid $12,000 to an affiliate Kasa Corporation (Australia) Pty Ltd as a deposit towards the purchase of a vocational college named Global Institute of Vocational Education (Note 10).